Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Apr. 30, 2024
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	1 year 8 months 23 days
Weighted average discount rate	3.65%